ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Nov. 18, 2014 ADS	Dec. 31, 2014 ADS	Nov. 18, 2014 ADS USD ($)	Nov. 18, 2014 ADS IPO USD ($)	Nov. 18, 2014 ADS IPO USD ($)	Nov. 18, 2014 Class A Common Shares Private placements USD ($)	Nov. 18, 2014 Class A Common Shares Private placements USD ($)	Nov. 18, 2014 Class B Common Shares	Dec. 31, 2014 Shuzhi [Member]	Dec. 31, 2014 eHi Rental [Member]	Dec. 31, 2014 Beijing eHi Car Rental Co., Ltd. [Member]	Dec. 31, 2014 Chongqing eHi Car Rental Co., Ltd. [Member]	Dec. 31, 2014 eHi Hong Kong [Member]	Dec. 31, 2014 Shanghai Smart Brand [Member]	Dec. 31, 2014 eHi Auto Services (Jiangsu) Co., Ltd. [Member]	Dec. 31, 2014 Shanghai eHi Chengshan Car Rental Co., Ltd. [Member]	Dec. 31, 2014 L&L Financial Leasing Holding Limited [Member]	Dec. 31, 2014 Shanghai Taihao Financial Leasing Holding Limited [Member]	Dec. 31, 2014 Elite Plus [Member]	Dec. 31, 2014 eHi Information [Member]
Organization
Percentage of ownership											100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Shares issued (in shares)			10,000,000			10,000,000		8,333,332
Issue price of shares (in dollars per share)					$ 12.00		$ 12.00		$ 6.00
Proceeds from issuance of Class A common shares in the private placement concurrently with IPO,net of underwriters' commissions (cash received by a subsidiary of the Company on behalf of the Company)	$ 49,468,934	306,934,945						$ 50,000,000
Gross proceeds from initial public offering						120,000,000
Number of Class A common shares per ADS			2	2
Proceeds from issuance of Class A common shares in the private placement concurrent with IPO	$ 49,468,934	306,934,945						$ 50,000,000
Total outstanding preferred shares (in shares) converted upon initial public offering										77,999,069
Total outstanding common shares (in shares) converted upon initial public offering										6,096,842